Loans and financings - Export credit note (Details) - Export credit note $ in Thousands	Oct. 23, 2019 USD ($)
Loans and financings
Principal amount	$ 90,000
Term of instrument	5 years
LIBOR 3M
Loans and financings
Variable interest rate, spread	1.50%
CDI
Loans and financings
Variable interest rate, spread	1.30%